Retrospective Adjustments of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Retrospective Adjustments of Previously Issued Financial Statements

NOTE 2:	RETROSPECTIVE ADJUSTMENTS OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company has retrospectively adjusted previously issued financial statements as of December 31, 2017, to reflect the consolidation of common controlled entities. Prior to the acquisition of Data 443 Risk Mitigation, Inc. and the assets of Myriad Software Productions, LLC in 2018, these two entities were controlled by our sole director and officer, Jason Remillard. On November 17, 2017, Mr. Remillard acquired control of LandStar, Inc. through his purchase of all the outstanding Series A preferred shares of the Company, and as a result, these two entities became common controlled entities that requires consolidation of results with the reporting company, LandStar, Inc., from the time common control occurred. The Company has consolidated the balance sheets of these affiliated entities as of the reporting date, as well as the results of operations from November 18, 2017 through December 31, 2017.

The following sets forth the previously reported and restated amounts of selected items within the balance sheet and statement of operations as of and for the year ended December 31, 2017:

	2017
	As Previously Reported	Adjustments	As Adjusted

Cash	$-	$4,478	$4,478
Accounts payable	52,837	31,882	84,719
Due to related party	7,990	98,339	106,329
Additional paid-in capital	1,286,802	69,362	1,356,164
Stockholders’ deficit, December 31, 2017	5,717,106	195,105	5,912,211
Net loss for the year ended December 31, 2017	271,187	57,275	328,462